Income taxes (CIT Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CIT at rate of 25%	$ 48,307,133	$ 41,427,639	$ 29,748,226
CIT tax rate	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses	$ 3,641,665	$ 7,425,406	$ 2,028,153
Unrecognized tax benefits	0	(1,949,726)	(6,354,200)
LAT expense	40,203,748	33,254,340	23,223,407
CIT benefit of LAT	(10,050,937)	(8,313,585)	(5,805,852)
Changes in valuation allowance	3,180,741	(1,161,335)	4,274,501
International rate differences	10,149,331	17,814,114	6,075,360
Dividend and interest withholding taxes	18,877,500	0	3,675,156
Adjustment of estimated income tax accruals	(954,552)	(1,979,380)	(4,412,050)
Others	(237,503)	(269,598)	58,617
Actual income tax expense	$ 113,117,126	$ 86,247,875	$ 52,511,318